Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 24,018	$ 24,493
Less accumulated depreciation	10,993	10,012
Fixed assets, net	13,025	14,481
Depreciation expenses	1,937	2,166	1,640
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	863	863
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,286	10,245
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,943	6,504
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,202	1,202
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,602	4,566
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	65	65
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,057	$ 1,048